Investments - Summarized financial information (Details)		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Balance sheets data:
Current assets		¥ 4,469,076,045		¥ 6,685,426,757		$ 612,260,907
Current liabilities		1,232,021,264		1,376,069,149		168,786,223
Statements of comprehensive income (loss) data:
Gross profit		323,832,482	$ 44,364,868	684,033,293	¥ 990,110,052
Income (loss) from operations		(573,586,954)	(78,581,091)	(164,036,961)	(198,879,725)
Net (loss) income attributable to ordinary shareholders for computing basic net (loss) income per share		(306,810,286)		35,517,634	(75,422,408)
Equity method investments is presented on a group basis
Balance sheets data:
Current assets		116,418,686		99,825,485		15,949,295
Non-current assets		229,820,107		224,031,710		31,485,226
Current liabilities		125,769,002		116,536,612		$ 17,230,283
Statements of comprehensive income (loss) data:
Revenue		233,686,226	32,014,882	296,067,284	399,408,328
Investment gain	[1]				63,148,391
Gross profit		90,183,309	12,355,063	78,781,451	95,531,209
Income (loss) from operations		2,169,710	297,249	(27,906,082)	23,085,819
Net (loss) income attributable to ordinary shareholders for computing basic net (loss) income per share		¥ 13,261,559	$ 1,816,826	¥ (26,539,772)	¥ 26,146,839

[1]	Investment gain consisted of the mark-to fair value gain recognized in the financial statements of Nanshan LLP.